Debt - Schedule of Maturities of Long-term Debt (Details) (10 K) - KRW (₩) ₩ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
2019	₩ 174,870	₩ 222,260
2020	244,520	244,520
2021	141,480	141,480
2022	44,340	44,340
2023	22,160	22,160
Total	₩ 627,370	₩ 674,760	₩ 930,000